Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities at Amortized Cost and at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Through Profit Or Loss | Foreign exchange forward contracts | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Current	€ 16.3	€ 0.4
Non-current	0.0	0.0
Total	16.3	0.4
Fair Value Through Profit Or Loss | Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Current	0.9	0.0
Non-current	46.9	38.8
Total	47.8	38.8
Fair Value Through Profit Or Loss | Level 1 (Fair value) | Foreign exchange forward contracts | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Fair Value Through Profit Or Loss | Level 1 (Fair value) | Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Fair Value Through Profit Or Loss | Level 2 (Fair value) | Foreign exchange forward contracts | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	16.3	0.4
Fair Value Through Profit Or Loss | Level 2 (Fair value) | Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Fair Value Through Profit Or Loss | Level 3 (Fair value) | Foreign exchange forward contracts | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Fair Value Through Profit Or Loss | Level 3 (Fair value) | Contingent consideration | Financial Liabilities at Fair Value Through Other Comprehensive Income, Category
Categories of financial liabilities [abstract]
Total	47.8	38.8
Amortized Cost | Loans and borrowings | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Current	0.0	0.0
Non-current	0.0	2.3
Total	0.0	2.3
Amortized Cost | Trade payables and other payables | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Current	426.7	354.0
Non-current	0.0	0.0
Total	426.7	354.0
Amortized Cost | Other financial liabilities | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Current	1,426.2	414.9
Non-current	0.0	0.0
Total	1,426.2	414.9
Amortized Cost | Lease liabilities | Financial liabilities subsequently not measured according to IFRS 9
Categories of financial liabilities [abstract]
Current	39.5	28.1
Non-current	214.7	188.6
Total	254.2	216.7
Amortized Cost | Level 2 (Fair value) | Loans and borrowings | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 2 (Fair value) | Trade payables and other payables | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 2 (Fair value) | Other financial liabilities | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 2 (Fair value) | Lease liabilities | Financial liabilities subsequently not measured according to IFRS 9
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 3 (Fair value) | Loans and borrowings | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 3 (Fair value) | Trade payables and other payables | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 3 (Fair value) | Other financial liabilities | Financial liabilities at amortised cost, category
Categories of financial liabilities [abstract]
Total	0.0	0.0
Amortized Cost | Level 3 (Fair value) | Lease liabilities | Financial liabilities subsequently not measured according to IFRS 9
Categories of financial liabilities [abstract]
Total	0.0	0.0
Foreign exchange forward contracts | Fair Value Through Profit Or Loss
Categories of financial assets [abstract]
Current	11.9
Non-current	0.0
Total	11.9
Foreign exchange forward contracts | Fair Value Through Profit Or Loss | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Foreign exchange forward contracts | Fair Value Through Profit Or Loss | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	11.9
Foreign exchange forward contracts | Fair Value Through Profit Or Loss | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Security Investments Disclosed As Cash And Cash Equivalents | Fair Value Through Profit Or Loss
Categories of financial assets [abstract]
Current	6,947.5	7,446.1
Non-current	0.0	0.0
Total	6,947.5	7,446.1
Security Investments Disclosed As Cash And Cash Equivalents | Fair Value Through Profit Or Loss | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	6,947.5	7,446.1
Security Investments Disclosed As Cash And Cash Equivalents | Fair Value Through Profit Or Loss | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Cash And Cash Equivalents | Fair Value Through Profit Or Loss | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Cash And Cash Equivalents | Amortized Cost
Categories of financial assets [abstract]
Current	2,364.4	3,764.5
Non-current	0.0	0.0
Total	2,364.4	3,764.5
Security Investments Disclosed As Cash And Cash Equivalents | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Cash And Cash Equivalents | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Cash And Cash Equivalents | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | Fair Value Through Profit Or Loss
Categories of financial assets [abstract]
Current	0.0
Non-current	39.6
Total	39.6
Other financial assets | Fair Value Through Profit Or Loss | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Other financial assets | Fair Value Through Profit Or Loss | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Other financial assets | Fair Value Through Profit Or Loss | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	39.6
Other financial assets | Amortized Cost
Categories of financial assets [abstract]
Current	0.0	0.2
Non-current	18.2	18.4
Total	18.2	18.6
Other financial assets | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | Fair Value Through OCI
Categories of financial assets [abstract]
Current	0.0	0.0
Non-current	1.5	27.1
Total	1.5	27.1
Non-listed equity investments | Fair Value Through OCI | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | Fair Value Through OCI | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | Fair Value Through OCI | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	1.5	27.1
Listed equity investments | Fair Value Through OCI
Categories of financial assets [abstract]
Current	0.0	0.0
Non-current	92.7	26.0
Total	92.7	26.0
Listed equity investments | Fair Value Through OCI | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	92.7	26.0
Listed equity investments | Fair Value Through OCI | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Listed equity investments | Fair Value Through OCI | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Other Financial Assets | Amortized Cost
Categories of financial assets [abstract]
Current	6,536.2	4,885.1
Non-current	1,061.1	1,104.6
Total	7,597.3	5,989.7
Security Investments Disclosed As Other Financial Assets | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Other Financial Assets | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Security Investments Disclosed As Other Financial Assets | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | Amortized Cost
Categories of financial assets [abstract]
Current	450.0	453.1
Non-current	0.0	0.0
Total	450.0	453.1
Cash at banks and on hand | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | Amortized Cost
Categories of financial assets [abstract]
Current	1,463.9	2,155.7
Non-current	0.0	0.0
Total	1,463.9	2,155.7
Trade and other receivables | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	0.0	€ 0.0
Reimbursement asset | Amortized Cost
Categories of financial assets [abstract]
Current	473.6
Non-current	40.9
Total	514.5
Reimbursement asset | Amortized Cost | Level 1 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Reimbursement asset | Amortized Cost | Level 2 (Fair value)
Categories of financial assets [abstract]
Total	0.0
Reimbursement asset | Amortized Cost | Level 3 (Fair value)
Categories of financial assets [abstract]
Total	€ 0.0